RISKS, COMMITMENTS AND CONTINGENCIES (Details Narrative) - Customer Concentration Risk [Member] - Single Customer [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%
Concentration risk percentage		100.00%
Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage		100.00%